Stock Options Issued under Stock Option Program Awards (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 13
Range of Exercise Prices, Upper Limit	$ 46
Outstanding - Number of Stock Options (in millions)	4.6
Outstanding - Weighted Average Exercise Price (per unit)	$ 22
Outstanding - Weighted Average Remaining Life	2 years
Exercisable - Number of Stock Options (in millions)	4.2
Exercisable - Weighted Average Exercise Price (per unit)	$ 21
Exercisable - Weighted Average Remaining Life	2 years
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 13
Range of Exercise Prices, Upper Limit	$ 17
Outstanding - Number of Stock Options (in millions)	2.5
Outstanding - Weighted Average Exercise Price (per unit)	$ 16
Outstanding - Weighted Average Remaining Life	1 year
Exercisable - Number of Stock Options (in millions)	2.5
Exercisable - Weighted Average Exercise Price (per unit)	$ 16
Exercisable - Weighted Average Remaining Life	1 year
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 18
Range of Exercise Prices, Upper Limit	$ 22
Outstanding - Number of Stock Options (in millions)	0.6
Outstanding - Weighted Average Exercise Price (per unit)	$ 22
Outstanding - Weighted Average Remaining Life	1 year
Exercisable - Number of Stock Options (in millions)	0.6
Exercisable - Weighted Average Exercise Price (per unit)	$ 22
Exercisable - Weighted Average Remaining Life	1 year
Range 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 23
Range of Exercise Prices, Upper Limit	$ 46
Outstanding - Number of Stock Options (in millions)	1.5
Outstanding - Weighted Average Exercise Price (per unit)	$ 32
Outstanding - Weighted Average Remaining Life	4 years
Exercisable - Number of Stock Options (in millions)	1.1
Exercisable - Weighted Average Exercise Price (per unit)	$ 30
Exercisable - Weighted Average Remaining Life	3 years